Common Stock	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Common Stock

4. Common Stock

The Company has reserved the following shares of common stock for future issuance:

	December 31,
	2015	2016	2017
Conversion of Series A convertible preferred stock	1,251,758	1,251,758	—
Conversion of Series B convertible preferred stock	2,982,962	2,982,962	—
Conversion of Series C convertible preferred stock	12,290,394	12,290,394	—
Conversion of Series D convertible preferred stock	6,743,993	9,891,866	—
Shares reserved under 2010 Equity Incentive Plan	3,375,527	4,781,264	5,817,844
Shares reserved under 2017 Equity Incentive Plan	—	—	1,682,596
Shares reserved under 2017 Employee Stock Purchase Plan			468,823
Common stock warrants	—	—	14,064
Total	26,644,634	31,198,244	7,983,327